Income tax and social contribution - Deferred income tax and social contribution (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tax bases - Assets
Tax bases - Assets	R$ 84,705	R$ 74,766	R$ 26,432
Income tax - 25%	21,177	18,692	6,608
Social contribution - 9%	7,623	6,728	2,379
Deferred tax assets	28,800	25,420	8,987
Tax bases - Liabilities
Tax bases - Liabilities	(552,304)	(561,273)	(98,246)
Income tax - 25%	(138,077)	(140,318)	(24,562)
Social contribution - 9%	(49,707)	(50,515)	(8,842)
Deferred tax liabilities	(187,784)	(190,833)	(33,404)
Unused tax losses [member]
Tax bases - Assets
Tax bases - Assets	12,245	25,304	17,962
Temporary differences [member]
Tax bases - Assets
Tax bases - Assets	72,460	25,770	8,470
Tax bases - Liabilities
Tax bases - Liabilities	(389,047)	(436,602)	(52,384)
Provisions - temporary differences
Tax bases - Assets
Tax bases - Assets	0	23,692	0
Tax bases - Liabilities
Tax bases - Liabilities	R$ (163,257)	R$ (124,671)	R$ (45,862)